GENERAL (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Nature Of Operations [Line Items]
Net loss		$ 4,489	$ 3,517
Negative operating cash outflows		3,955	$ 2,699
Accumulated deficit		37,008		$ 32,519
Cash on hands		$ 6,162
Stockholders' Equity, Reverse Stock Split		1-for-10
Subsequent Event [Member] | Private Placement [Member]
Nature Of Operations [Line Items]
Proceeds from issuance of ordinary shares under Private Investment in Public Equity	$ 3,600
Proceeds from issuance of warrants	$ 4,200